FAIR VALUE MEASUREMENTS - Schedule of EBP, Investment, Fair Value and NAV (Details) - EBP 004 - USD ($)		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		$ 1,206,092,188	$ 1,047,115,779
EBP, Investment Liability, Fair Value		0	0
Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		321,403,628	278,393,318
EBP, Employer, Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		192,410,829	194,533,469
Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	[1]	692,277,731	574,188,992
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		513,814,457	472,926,787
Fair Value, Inputs, Level 1 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		321,403,628	278,393,318
Fair Value, Inputs, Level 1 | EBP, Employer, Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		192,410,829	194,533,469
Fair Value, Inputs, Level 1 | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	[1]	0	0
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		692,277,731	574,188,992
Fair Value, Inputs, Level 2 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		0	0
Fair Value, Inputs, Level 2 | EBP, Employer, Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		0	0
Fair Value, Inputs, Level 2 | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	[1]	692,277,731	574,188,992
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		0	0
Fair Value, Inputs, Level 3 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		0	0
Fair Value, Inputs, Level 3 | EBP, Employer, Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		0	0
Fair Value, Inputs, Level 3 | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	[1]	$ 0	$ 0

[1]	These investments have a readily determinable fair value in accordance with ASC subtopic 820-10 and have been classified as level 2 in the fair value hierarchy.